Stock-Based Compensation (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Number of Warrants - Outstanding	293,092	0
Number of Warrants - Warrants issued to placement agents		41,424
Number of Warrants - Warrants issued to placement agent		233,334
Number of Warrants - Warrants issued to placement agent		18,334
Number of Warrants - Warrants issued to note holders	225,259
Number of Warrants - Warrants issued to note holders	3,657,205
Number of Warrants - Warrants issued to related party	39,117
Number of Warrants - Warrants issued in private placement	3,716,522
Number of Warrants - Outstanding	7,931,195	293,092
Weighted Average Exercise Price - Outstanding	$ 1.80	$ 0
Weighted Average Exercise Price - Warrants issued to placement agents		$ 1.98
Weighted Average Exercise Price - Warrants issued to placement agent		$ 1.50
Weighted Average Exercise Price - Warrants issued to placement agent		$ 4.95
Weighted Average Exercise Price - Warrants issued to note holders	$ 1.89
Weighted Average Exercise Price - Warrants issued to note holders	$ 2.04
Weighted Average Exercise Price - Warrants issued to related party	$ 7.50
Weighted Average Exercise Price - Warrants issued in private placement	$ 2.34
Weighted Average Exercise Price - Outstanding	$ 2.19	$ 1.80
Weighted Average Remaining Contractual Life - Outstanding		4 years 1 month 6 days
Weighted Average Remaining Contractual Life - Outstanding	3 years
Warrant
Number of Warrants - Outstanding		0
Number of Warrants - Warrants issued to placement agents		41,424
Number of Warrants - Warrants issued to placement agent		233,334
Number of Warrants - Warrants issued to placement agent		18,334
Number of Warrants - Outstanding		293,092
Weighted Average Exercise Price - Outstanding		$ 0
Weighted Average Exercise Price - Warrants issued to placement agents		$ 1.98
Weighted Average Exercise Price - Warrants issued to placement agent		$ 0
Weighted Average Exercise Price - Warrants issued to placement agent		$ 5.10
Weighted Average Exercise Price - Outstanding		$ 1.86
Weighted Average Remaining Contractual Life - Outstanding		0 years
Weighted Average Remaining Contractual Life - Outstanding		4 years 1 month 6 days